Acquisition of Businesses - Schedule of the Consolidated Statement of Compehensive Income associated with the acquisition (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	May 20, 2024	Jun. 30, 2025	Jun. 30, 2024	May 21, 2024
Disclosure of detailed information about business combination [line items]
Acquisition and integration related charges		$ 0	$ 25		$ 0	$ 36
ProfoundBio
Disclosure of detailed information about business combination [line items]
Revenue	$ 0
Research and development expenses	10
Selling, general and administrative expenses	1
Acquisition and integration related charges	20			$ 16		$ 36
Total	$ 31
Acquisition related charges, equity awards related to post-combination sevices							$ 11